Schedule of Investments (unaudited) October 31, 2020	iShares® ESG Aware Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 58.6%
iShares ESG Aware MSCI EAFE ETF(a)	9,535	$583,065
iShares ESG Aware MSCI EM ETF(a)	7,939	287,710
iShares ESG Aware MSCI USA ETF(a)	17,409	1,295,752
iShares ESG Aware MSCI USA Small-Cap ETF(a)	5,472	149,057

		2,315,584

Domestic Fixed Income — 41.2%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	29,003	1,627,068

Total Investment Companies — 99.8% (Cost: $3,811,010)		3,942,652

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds Treasury SL Agency Shares, 0.10%(a)(b)	10,000	10,000

Total Short-Term Investments — 0.2% (Cost: $10,000)		10,000

Total Investments in Securities — 100.0% (Cost: $3,821,010)		3,952,652

Other Assets, Less Liabilities — (0.0)%		(1,736)

Net Assets — 100.0%		$3,950,916

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(a)	$—	$—	$—	$10,000	10,000	$3	$—
iShares ESG Aware MSCI EAFE ETF(b)	651,485	—		(60,101)	(491)	(7,828)	583,065	9,535	—	—
iShares ESG Aware MSCI EM ETF(c)	297,084	—		(19,458)	1,625	8,459	287,710	7,939	—	—
iShares ESG Aware MSCI USA ETF(d)	1,406,732	—		(116,468)	5,744	(256)	1,295,752	17,409	5,361	—
iShares ESG Aware MSCI USA Small-Cap ETF(e)	152,477	—		(10,323)	840	6,063	149,057	5,472	490	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,440,582	214,538		—	—	(28,052)	1,627,068	29,003	5,028	—

					$7,718	$(21,614)	$3,952,652		$10,882	$—

(a)	Represents net amount purchased (sold).
(b)	Formerly the iShares ESG MSCI EAFE ETF.
(c)	Formerly the iShares ESG MSCI EM ETF.
(d)	Formerly the iShares ESG MSCI USA ETF.
(e)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® ESG Aware Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$3,942,652	$—	$—	$3,942,652
Money Market Funds	10,000	—	—	10,000

	$3,952,652	$—	$—	$3,952,652

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